COMBINED STATEMENTS OF CHANGES IN MEMBERS' EQUITY - USD ($)	Total Controlling Interest	Members' Units	Members' Equity	Noncontrolling Interest	Total
Balance at the beginning at Dec. 31, 2018	$ 4,029,169	$ 223,100	$ 3,806,069	$ (151,348)	$ 3,877,821
Balance at the beginning (in shares) at Dec. 31, 2018		200
Increase (Decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	6,018,657		6,018,657	(173,194)	5,845,463
Purchase of Noncontrolling Interest Ownership	(473,219)		(473,219)		(473,219)
Change in Noncontrolling Interest Due to Ownership Change	(110,346)		(110,346)	110,346
Distributions	(4,304,000)		(4,304,000)		(4,304,000)
Balance at the end at Dec. 31, 2019	5,160,261	$ 223,100	4,937,161	(214,196)	4,946,065
Balance at the end (in shares) at Dec. 31, 2019		200
Increase (Decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	3,260,810		3,260,810	(89,932)	3,170,877
Purchase of Noncontrolling Interest Ownership	(400,100)		(400,100)		(400,100)
Change in Noncontrolling Interest Due to Ownership Change	(43,461)		(43,461)	43,461
Balance at the end at Mar. 31, 2020	7,977,509	$ 223,100	7,754,409	(260,667)	7,716,842
Balance at the end (in shares) at Mar. 31, 2020		200
Balance at the beginning at Dec. 31, 2019	5,160,261	$ 223,100	4,937,161	(214,196)	4,946,065
Balance at the beginning (in shares) at Dec. 31, 2019		200
Increase (Decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	7,600,903		7,600,903	(29,269)	7,571,634
Purchase of Noncontrolling Interest Ownership	(2,100,100)		(2,100,100)		(2,100,100)
Change in Noncontrolling Interest Due to Ownership Change	(243,465)		(243,465)	$ 243,465
Distributions	(3,690,940)		(3,690,940)		(3,690,940)
Balance at the end at Dec. 31, 2020	6,726,659	$ 223,100	6,503,559		$ 6,726,659
Balance at the end (in shares) at Dec. 31, 2020		200			200
Increase (Decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	1,301,696		1,301,696		$ 1,301,696
Balance at the end at Mar. 31, 2021	$ 8,028,355	$ 223,100	$ 7,805,255		$ 8,028,355
Balance at the end (in shares) at Mar. 31, 2021		200			200